Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended									6 Months Ended	9 Months Ended	12 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013 Various States Minimum	Dec. 31, 2012 Various States Minimum	Dec. 31, 2011 Various States Minimum	Jun. 30, 2013 Various States Maximum	Dec. 31, 2012 Various States Maximum	Dec. 31, 2011 Various States Maximum	Jun. 30, 2013 Acquisition of assets from NattyMac, LLC Contingent earn-out liability Loan	Sep. 30, 2013 Acquisition of assets from NattyMac, LLC Contingent earn-out liability Loan	Dec. 31, 2012 Acquisition of assets from NattyMac, LLC Contingent earn-out liability	Aug. 30, 2012 Acquisition of assets from NattyMac, LLC Contingent earn-out liability	Jun. 30, 2013 Acquisition of assets from NattyMac, LLC Contingent earn-out liability Income approach valuation technique	Sep. 30, 2013 Acquisition of assets from NattyMac, LLC Contingent earn-out liability Income approach valuation technique	Dec. 31, 2012 Acquisition of assets from NattyMac, LLC Contingent earn-out liability Income approach valuation technique	Dec. 31, 2012 Scenario, Previously Reported	Sep. 30, 2013 Failure of correspondent to obtain a release from prior mortgage loan	Jun. 30, 2013 Failure of correspondent to obtain a release from prior mortgage loan
Commitments and Contingencies Disclosure [Line Items]
Total commitments to originate loans	$ 1,450,868,000	$ 1,139,963,000	$ 197,024,000	$ 1,348,334,000														$ 1,139,964,000
Total principal amount of certain refinancing loans purchased	7,588,261,000	4,145,339,770	1,315,888,241	9,682,581,000															5,163,000	5,163,000
Deferred purchase price (in usd per mortgage loan) the Company agreed to pay to the seller														75
Contingent consideration, undiscounted amount of future payments, low range											0	0	0
Contingent consideration, undiscounted amount of future payments, high range											2,250,000	2,250,000	2,250,000
Discount rate used															4.79%	5.37%	5.30%
Contingent earn-out liability	2,160,000	2,094,854		2,103,000											2,160,000	2,103,000	2,094,854
Number of mortgage loans funded through NattyMac's loan warehousing business											0	44
Period for payout of contingent consideration											14 months	18 months	22 months
Rent Expense	1,273,000	1,259,216	745,620
Minimum net worth requirement					$ 0	$ 0	$ 0	$ 1,000,000	$ 1,000,000	$ 1,000,000